Goodwill and Other Intangible Assets Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Goodwill And Intangible Assets [Line Items]
Goodwill at Acquisition			$ 2,200,000
Core Deposit Intangible at Acquisition			1,700,000
Amortization of core deposit intangible	$ 170,000	$ 100,000